Payments, by Category - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 264,800,000	$ 62,200,000	$ 2,400,000	$ 3,600,000	$ 6,700,000	$ 16,100,000	$ 355,800,000